S000011692 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Midas Discovery
Prospectus [Line Items]
Average Annual Return, Percent	195.76%	17.47%	17.26%
Midas Discovery | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	195.76%	17.47%	17.26%
Midas Discovery | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	110.80%	14.20%	14.82%